Lease Liabilities (Tables)	6 Months Ended
Jan. 31, 2020
Leases [Abstract]
Schedule of supplemental cash flow information related to leases
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$100,871
Right-of-use assets obtaining in exchange for lease obligations:
Operating leases	$1,187,116

Weighted-average remaining lease term – operating leases	7.19 years
Weighted-average discount rate – operating leases	12%

Schedule of Maturities of lease liabilities

Year Ending 31 July	Operating Leases
2020	$109,631
2021	223,398
2022	240,530
2023	248,403
2024	254,438
2025	257,827
2026	176,312
2027	179,838
2028	60,340
Total lease payments	$1,750,717
Less imputed interest	(649,019)
Total	$1,101,698
Less current portion	(195,983)
Long term portion	905,715